Significant accounting policies (Narrative) (Details)	11 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2018
Coulon Mines Inc. [Member]
Statements Line Items
Proportion of ownership interest in subsidiary	76.00%	100.00%